AB Cap Fund, Inc.

AB FlexFee Emerging Markets Growth Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Financials - 28.3%
Banks - 17.7%
Bank Central Asia Tbk PT	63,000	$134,692
Bank for Foreign Trade of Vietnam JSC	24,850	88,019
Bank Mandiri Persero Tbk PT	185,000	90,993
Bank of the Philippine Islands	30,030	53,896
Capitec Bank Holdings Ltd.	150	12,751
HDFC Bank Ltd.	9,510	164,810
IndusInd Bank Ltd.	5,450	107,032
Itau Unibanco Holding SA (Preference Shares)	9,500	80,094
Sberbank of Russia PJSC (Sponsored ADR)	10,390	146,941
TCS Group Holding PLC (GDR) (a)	4,096	71,680

		950,908

Capital Markets - 2.3%
B3 SA - Brasil Bolsa Balcao	11,500	120,759

Consumer Finance - 2.9%
Manappuram Finance Ltd.	26,630	52,913
Muangthai Capital PCL	27,200	50,691
Muthoot Finance Ltd.	5,480	52,687

		156,291

Insurance - 3.6%
Ping An Insurance Group Co. of China Ltd.-Class H	17,000	195,393

Thrifts & Mortgage Finance - 1.8%
Housing Development Finance Corp., Ltd.	3,440	96,018

		1,519,369

Consumer Discretionary - 18.8%
Diversified Consumer Services - 4.3%
Four Seasons Education Cayman, Inc. (ADR) (b)	1,102	2,006
Fu Shou Yuan International Group Ltd.	80,000	70,690
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (b)	1,398	154,842

		227,538

Hotels, Restaurants & Leisure - 3.0%
Huazhu Group Ltd. (ADR)	810	26,746
OPAP SA	12,040	123,855
Premium Leisure Corp.	845,000	11,404

		162,005

Internet & Direct Marketing Retail - 11.5%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	2,054	343,491
Baozun, Inc. (Sponsored ADR) (b)(c)	1,580	67,466
Naspers Ltd.-Class N	834	126,275
Prosus NV (b)	1,074	78,840

		616,072

		1,005,615

Company	Shares	U.S. $ Value
Information Technology - 15.3%
Electronic Equipment, Instruments & Components - 2.7%
Elite Material Co., Ltd.	7,000	$28,327
Hangzhou Hikvision Digital Technology Co., Ltd.-Class A	5,800	26,295
Samsung SDI Co., Ltd.	490	91,223

		145,845

IT Services - 2.3%
HCL Technologies Ltd.	4,230	64,394
My EG Services Bhd	60,500	20,238
TravelSky Technology Ltd.-Class H	19,000	39,455

		124,087

Semiconductors & Semiconductor Equipment - 4.3%
Micron Technology, Inc. (b)	1,120	47,992
Silergy Corp.	1,000	24,800
SK Hynix, Inc.	1,470	100,960
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	53,289

		227,041

Technology Hardware, Storage & Peripherals - 6.0%
Samsung Electronics Co., Ltd.	2,930	119,966
Samsung Electronics Co., Ltd. (Preference Shares)	6,110	201,686

		321,652

		818,625

Consumer Staples - 10.0%
Beverages - 7.9%
Budweiser Brewing Co. APAC Ltd. (a)(b)	10,400	37,286
Fomento Economico Mexicano SAB de CV	13,900	127,378
Kweichow Moutai Co., Ltd.-Class A	780	125,726
Wuliangye Yibin Co., Ltd.-Class A	7,370	134,114

		424,504

Food & Staples Retailing - 1.3%
CP ALL PCL	26,500	70,398

Personal Products - 0.2%
TCI Co., Ltd.	1,148	11,548

Tobacco - 0.6%
VST Industries Ltd.	590	31,344

		537,794

Communication Services - 8.1%
Interactive Media & Services - 6.7%
58.com, Inc. (ADR) (b)	825	40,681
Momo, Inc. (Sponsored ADR)	2,360	73,113
Tencent Holdings Ltd.	1,600	66,924
Yandex NV-Class A (b)	5,000	175,050

		355,768

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 1.4%
Safaricom PLC	290,440	$76,910

		432,678

Industrials - 6.7%
Commercial Services & Supplies - 1.8%
Sunny Friend Environmental Technology Co., Ltd.	11,000	96,291

Construction & Engineering - 1.5%
Larsen & Toubro Ltd.	3,784	79,027

Road & Rail - 2.1%
Globaltrans Investment PLC (Sponsored GDR) (a)	3,166	27,228
Localiza Rent a Car SA	7,800	85,341

		112,569

Transportation Infrastructure - 1.3%
Adani Ports & Special Economic Zone Ltd.	11,927	69,914

		357,801

Health Care - 4.9%
Health Care Equipment & Supplies - 0.2%
Yestar Healthcare Holdings Co., Ltd. (b)	57,500	10,931

Health Care Providers & Services - 4.7%
Jinxin Fertility Group Ltd. (a)(b)	67,200	97,171
NMC Health PLC	4,630	154,314

		251,485

		262,416

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
CNOOC Ltd.	27,000	41,340
Petroleo Brasileiro SA (Preference Shares)	15,400	102,112

		143,452

Utilities - 2.4%
Electric Utilities - 2.4%
Equatorial Energia SA	5,400	130,342

Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Vincom Retail JSC	56,140	80,149

Materials - 0.6%
Chemicals - 0.6%
UPL Ltd.	3,870	32,851

Total Common Stocks (cost $5,045,612)		5,321,092

EQUITY LINKED NOTES - 1.8%
Industrials - 0.8%
Machinery - 0.8%
Han’s Laser Technology Industry Group Co., UBS AG, expiring 3/06/20 (b)	8,700	43,327

Company	Shares			U.S. $ Value
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Vincom Retail JSC, Deutsche Bank AG, expiring 11/12/27 (b)		20,220		$28,847

Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Mobile World Investment Corp., Macquarie Bank Ltd., expiring 4/05/21 (b)		3,666		19,925

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
FPT Corp., Macquarie Bank Ltd., expiring 3/31/20 (b)		1,120		2,786

Total Equity Linked Notes (cost $103,917)				94,885

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.0%
Time Deposits - 0.0%
BBH Grand Cayman
(1.62)%, 10/01/19	CHF	0	*	12
(0.67)%, 10/01/19	EUR	0	*	39
0.38%, 10/01/19	GBP	0	*	298
0.79%, 10/01/19	SGD	0	*	41
2.20%, 10/02/19	HKD	4		560
5.40%, 10/01/19	ZAR	8		541

Total Time Deposits (cost $1,491)				1,491

	Shares
Investment Companies - 0.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (d)(e)(f) (cost $189)		189		189

Total Short-Term Investments (cost $1,680)				1,680

Total Investments Before Security Lending Collateral for Securities Loaned - 101.1% (cost $5,151,209)				5,417,657

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (d)(e)(f) (cost $68,000)		68,000		68,000

U.S. $ Value
Total Investments - 102.4% (cost $5,219,209) (g)	$5,485,657
Other assets less liabilities - (2.4)%	(128,901)

Net Assets - 100.0%	$5,356,756

*	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate market value of these securities amounted to $233,365 or 4.4% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $447,692 and gross unrealized depreciation of investments was $(181,244), resulting in net unrealized appreciation of $266,448.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
SGD	-	Singapore Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN1

September 30, 2019 (unaudited)

30.6%	China
13.9%	India
9.6%	Brazil
9.5%	South Korea
7.7%	Russia
4.2%	Indonesia
4.1%	Vietnam
3.5%	Taiwan
2.8%	United Arab Emirates
2.6%	South Africa
2.3%	Mexico
2.3%	Greece
2.2%	Thailand
4.7%	Other
0.0%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2019. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Kenya, Malaysia, Philippines, Switzerland and United States.

AB Cap Fund, Inc.

AB FlexFee Emerging Markets Growth Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$432,225		$1,087,144		$	– 0	–	$1,519,369
Consumer Discretionary	673,391		332,224			– 0	–	1,005,615
Information Technology	47,992		770,633			– 0	–	818,625
Consumer Staples	196,008		341,786			– 0	–	537,794
Communication Services	365,754		66,924			– 0	–	432,678
Industrials	112,569		245,232			– 0	–	357,801
Health Care	10,931		251,485			– 0	–	262,416
Energy	102,112		41,340			– 0	–	143,452
Utilities	130,342		– 0	–		– 0	–	130,342
Real Estate	– 0	–	80,149			– 0	–	80,149
Materials	– 0	–	32,851			– 0	–	32,851
Equity Linked Notes:
Industrials	– 0	–	43,327			– 0	–	43,327
Real Estate	– 0	–	28,847			– 0	–	28,847
Consumer Discretionary	– 0	–	19,925			– 0	–	19,925
Information Technology	– 0	–	2,786			– 0	–	2,786
Short-Term Investments:
Time Deposits	– 0	–	1,491			– 0	–	1,491
Investment Companies	189		– 0	–		– 0	–	189
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	68,000		– 0	–		– 0	–	68,000

Total Investments in Securities	2,139,513		3,346,144	+		– 0	–	5,485,657
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$2,139,513		$3,346,144		$	– 0	–	$5,485,657

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

	Market Value		Purchases	Sales	Market Value		Dividend
	12/31/18		at Cost	Proceeds	9/30/19		Income
Fund	(000)		(000)	(000)	(000)		(000)
Government Money Market Portfolio	$ – 0	–	$2,176	$2,176	$ – 0	–**	$1
Government Money Market Portfolio*	31		424	387	68		1

Total					$68		$2

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.